Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligations	₩ 1,695,191	₩ 1,689,980
Fair value of plan assets	(1,688,047)	(1,559,101)
Recognized liabilities for defined benefit obligations	₩ 7,144	₩ 130,879	₩ 226,130